Debt - Notes payable (Q1) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 24, 2020	Jan. 13, 2020	Jan. 06, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 19, 2019	Nov. 04, 2019
Debt Instruments [Abstract]
Debt outstanding				$ 31,089,000		$ 32,611,000
Common stock, issued (in shares)				66,004,348		51,908,398	47,977,390
Notes payable, net				$ 19,609,000		$ 18,910,000	$ 16,370,000
Licensing arrangement
Debt Instruments [Abstract]
Termination fee paid		$ 100,000
Common stock, issued (in shares)		72,720
Termination fee payable		$ 100,000
Common stock purchase warrant issuable		$ 150,000
November 2019 Notes
Debt Instruments [Abstract]
Default interest rate			12.00%
Subordinated convertible notes | Executive Officer
Debt Instruments [Abstract]
Notes payable, net							100,000
Interest expense (less than)				100,000	$ 100,000
Subordinated convertible notes | Director
Debt Instruments [Abstract]
Notes payable, net						2,200,000	1,400,000	$ 800,000
Interest expense (less than)						200,000	100,000
November 2019 Notes
Debt Instruments [Abstract]
Debt outstanding				$ 2,927,000		$ 2,830,000	$ 2,769,000
Long-term debt, interest rate				10.00%		10.00%	10.00%			10.00%
Conversion price (in dollars per share)	$ 3.75									$ 4.00
Increase in fair value, adjustment to paid in capital	$ 300,000
Debt issuance costs and discounts				$ 200,000		$ 300,000	$ 100,000
Face amount										$ 2,800,000
Seller Notes
Debt Instruments [Abstract]
Long-term debt, interest rate									10.00%
Conversion price (in dollars per share)	$ 3.75								$ 4.00
Increase in fair value, adjustment to paid in capital	$ 300,000
Senior Seller Notes
Debt Instruments [Abstract]
Debt outstanding				$ 10,679,000		$ 10,332,000	$ 9,191,000
Long-term debt, interest rate				10.00%		10.00%	10.00%
Debt issuance costs and discounts				$ 700,000		$ 800,000	$ 900,000
Face amount									$ 10,000,000.0
Junior Seller Notes
Debt Instruments [Abstract]
Debt outstanding				$ 5,153,000		$ 4,973,000	$ 4,410,000
Long-term debt, interest rate				10.00%		10.00%	10.00%
Debt issuance costs and discounts				$ 500,000		$ 500,000	$ 500,000
Face amount									$ 5,000,000.0
ABG Notes
Debt Instruments [Abstract]
Debt outstanding				$ 702,000		$ 687,000	0
Long-term debt, interest rate		10.00%		10.00%		10.00%
Conversion price (in dollars per share)	$ 3.75	$ 4.00
Increase in fair value, adjustment to paid in capital	$ 100,000
Debt issuance costs and discounts				$ 100,000		$ 100,000
Face amount		$ 600,000
ABG Notes | Licensing arrangement
Debt Instruments [Abstract]
Long-term debt, interest rate		10.00%
Face amount		$ 600,000
June 2020 Notes
Debt Instruments [Abstract]
Debt outstanding				$ 148,000		$ 88,000	$ 0
Long-term debt, interest rate	10.00%			10.00%		10.00%
Conversion price (in dollars per share)	$ 0.75
Debt issuance costs and discounts				$ 1,500,000		$ 1,500,000
Face amount	$ 1,500,000